Leases (Details) - Schedule of Lease Obligations - EUR (€)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Lease Obligations [Line Items]
Current lease	€ 56,094	€ 37,579
Non-current lease	10,307	18,487
Total lease	€ 66,401	€ 56,066
Botton of Range [Member]
Schedule of Lease Obligations [Line Items]
Discount Rate	1.50%
Maturity	2024
Top of Range [Member]
Schedule of Lease Obligations [Line Items]
Discount Rate	3.00%
Maturity	2025